24. Concentration Risk	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentration Risk

24.	Concentration Risk

A substantial percentage of the Group’s net revenue comes from sales made to a small number of customers to whom sales are typically made on an open account basis. There was one customer of which the revenue accounted for 12% of total net revenue for the years ended December 31, 2020. There was no customer of which the revenue accounted for 10% or more of total net revenue for the year ended December 31, 2019. As of December 31, 2020 and 2019, there was one customer of which the accounts receivable accounted for 32% of total accounts receivable.